SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION	SEGMENTED INFORMATION
The company’s Chief Executive Officer and Chief Financial Officer (collectively, the chief operating decision maker or “CODM”) review the results of the operations, manage the operations, and allocate resources based on the type of technology, in conjunction with other segments of Brookfield Renewable.
The reporting to the CODM was revised during the year to incorporate the energy transition business of the company. The energy transition business corresponds to a portfolio of multi-technology assets and investments that support the broader strategy of decarbonization of electricity grids around the world. The financial information of operating segments in the prior periods has been restated to present the corresponding results of the energy transition business.
The operations of the company are segmented by – 1) hydroelectric, 2) wind, 3) solar, 4) energy transition and 5) corporate. This best reflects the way in which the CODM reviews the results of our company.
In accordance with IFRS 8, Operating Segments (“IFRS 8”), the company discloses information about its reportable segments based upon the measures used by the CODM in assessing performance. The accounting policies of the reportable segments are the same as those described in Note 1 – Basis of preparation and significant accounting policies.
Reporting to the CODM on the measures utilized to assess performance and allocate resources is provided on a proportionate basis. Information on a proportionate basis reflects the company’s share from facilities which it accounts for using consolidation and the equity method whereby the company either controls or exercises significant influence or joint control over the investment, respectively. Proportionate information provides shareholders perspective that the CODM considers important when performing internal analyses and making strategic and operating decisions. The CODM also believes that providing proportionate information helps investors understand the impacts of decisions made by management and financial results allocable to the company’s shareholders.
Proportionate financial information is not, and is not intended to be, presented in accordance with IFRS. Tables reconciling IFRS data with data presented on a proportionate consolidation basis have been disclosed. Segment revenues, other income, direct operating costs, interest expense, depreciation, current and deferred income taxes, and other are items that will differ from results presented in accordance with IFRS as these items include the company’s proportionate share of earnings from equity-accounted investments attributable to each of the above-noted items, and exclude the proportionate share of earnings (loss) of consolidated investments not held by the company apportioned to each of the above-noted items.
The company does not control those entities that have not been consolidated and as such, have been presented as equity-accounted investments in its consolidated financial statements. The presentation of the assets and liabilities and revenues and expenses does not represent the company’s legal claim to such items, and the removal of financial statement amounts that are attributable to non-controlling interests does not extinguish the company’s legal claims or exposures to such items.
The company reports its results in accordance with these segments and presents prior period segmented information in a consistent manner.
The company analyzes the performance of its operating segments based on revenues, Adjusted EBITDA, and Funds From Operations. Adjusted EBITDA and Funds From Operations are not generally accepted accounting measures under IFRS and therefore may differ from definitions of Adjusted EBITDA and Funds From Operations used by other entities.
The company uses Adjusted EBITDA to assess the performance of its operations before the effects of interest expense, income taxes, depreciation, management service costs, non-controlling interests, gain or loss on financial instruments, non-cash gain or loss from equity-accounted investments and other typical non-recurring items. The company includes realized disposition gains and losses on assets that we did not intend to hold over the long-term within Adjusted EBITDA in order to provide additional insight regarding the performance of investments on a cumulative realized basis, including any unrealized fair value adjustments that were recorded in equity and not otherwise reflected in current period Adjusted EBITDA.
The company uses Funds From Operations to assess the performance of its operations and is defined as Adjusted EBITDA less management service costs, interest and current income taxes, which is then adjusted for the cash portion of non-controlling interests.
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from the company’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2020:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Solar	Energy Transition	Corporate	Total
Revenues	$856	$130	$71	$81	$—	$1,138	$(40)	$1,989	$3,087
Other income	52	2	3	—	—	57	(1)	43	99
Direct operating costs	(340)	(47)	(17)	(40)	—	(444)	20	(637)	(1,061)
Share of Adjusted EBITDA from equity-accounted investments	—	—	—	—	—	—	21	—	21
Adjusted EBITDA	568	85	57	41	—	751	—	1,395
Management service costs	—	—	—	—	(126)	(126)	—	(26)	(152)
Interest expense(1)	(135)	(34)	(24)	(11)	—	(204)	9	(505)	(700)
Current income taxes	(16)	(3)	—	—	—	(19)	—	(42)	(61)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	(9)	—	(9)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	(822)	(822)
Funds From Operations	417	48	33	30	(126)	402	—	—
Depreciation	(232)	(80)	(19)	(30)	—	(361)	11	(715)	(1,065)
Foreign exchange and financial instrument gain (loss)	6	20	—	(6)	(9)	11	4	59	74
Deferred income tax recovery (expense)	27	18	6	3	22	76	—	58	134
Other	(20)	(18)	(2)	(12)	(137)	(189)	1	(305)	(493)
Dividends on BEPC exchangeable shares(1)	—	—	—	—	(116)	(116)	—	—	(116)
Remeasurement of BEPC exchangeable and BEPC class B shares	—	—	—	—	(2,561)	(2,561)	—	—	(2,561)
Share of earnings from equity-accounted investments	—	—	—	—	—	—	(16)	—	(16)
Net income attributable to non-controlling interests	—	—	—	—	—	—	—	903	903
Net income (loss) attributable to the partnership	$198	$(12)	$18	$(15)	$(2,927)	$(2,738)	$—	$—	$(2,738)
(1)Share of loss from equity-accounted investments of $4 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net loss attributable to participating non-controlling interests of $81 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.Total interest expense of $816 million is comprised of amounts on Interest expense and Dividends on BEPC exchangeable shares.
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from the company’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2019:

	Attributable to the partnership					Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Energy Transition	Corporate	Total
Revenues	$1,043	$60	$64	$—	$1,167	$(52)	$2,111	$3,226
Other income	21	—	—	—	21	(1)	59	79
Direct operating costs	(374)	(22)	(34)	—	(430)	21	(644)	(1,053)
Share of Adjusted EBITDA from equity-accounted investments	—	—	—	—	—	32	—	32
Adjusted EBITDA	690	38	30	—	758	—	1,526
Management service costs	—	—	—	(78)	(78)	—	(31)	(109)
Interest expense	(150)	(16)	(10)	—	(176)	10	(535)	(701)
Current income taxes	(22)	(1)	(1)	—	(24)	—	(40)	(64)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	(10)	—	(10)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	(920)	(920)
Funds From Operations	518	21	19	(78)	480	—	—
Depreciation	(241)	(39)	(21)	—	(301)	10	(692)	(983)
Foreign exchange and financial instrument gain (loss)	10	—	—	—	10	—	(5)	5
Deferred income tax recovery (expense)	(11)	5	—	—	(6)	—	3	(3)
Other	(23)	6	(1)	—	(18)	—	(179)	(197)
Share of earnings from equity-accounted investments	—	—	—	—	—	(10)	—	(10)
Net income attributable to non-controlling interests	—	—	—	—	—	—	873	873
Net income (loss) attributable to the partnership	$253	$(7)	$(3)	$(78)	$165	$—	$—	$165
(1)Share of earnings from equity-accounted investments of $12 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests of $47 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from the company’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2018:

	Attributable to the partnership					Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Energy Transition	Corporate	Total
Revenues	$979	$70	$71	$—	$1,120	$(58)	$1,917	$2,979
Other income	12	1	(3)	—	10	—	31	41
Direct operating costs	(374)	(22)	(31)	—	(427)	21	(647)	(1,053)
Share of Adjusted EBITDA from equity-accounted investments	—	—	—	—	—	37	—	37
Adjusted EBITDA	617	49	37	—	703	—	1,301
Management service costs	—	—	—	(53)	(53)	—	(18)	(71)
Interest expense	(163)	(17)	(12)	—	(192)	11	(489)	(670)
Current income taxes	(13)	(1)	—	—	(14)	—	(14)	(28)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	(11)	—	(11)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	(780)	(780)
Funds From Operations	441	31	25	(53)	444	—	—
Depreciation	(278)	(35)	(23)	—	(336)	10	(536)	(862)
Foreign exchange and financial instrument gain (loss)	(10)	—	1	—	(9)	(1)	67	57
Deferred income tax recovery (expense)	(6)	2	—	—	(4)	—	344	340
Other	(27)	3	1	—	(23)	—	(149)	(172)
Share of earnings from equity-accounted investments	—	—	—	—	—	(9)	—	(9)
Net income attributable to non-controlling interests	—	—	—	—	—	—	274	274
Net income (loss) attributable to the partnership	$120	$1	$4	$(53)	$72	$—	$—	$72
(1)Share of earnings from equity-accounted investments of $17 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests of $506 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.
The following table presents information on a segmented basis about certain items in the company’s consolidated statements of financial position and reconciles our proportionate balances to the consolidated statements of financial position basis by aggregating the components comprising the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials
(MILLIONS)	Hydroelectric	Wind	Solar	Energy Transition	Corporate	Total
As at December 31, 2020
Cash and cash equivalents	$32	$42	$39	$21	$—	$134	$(3)	$224	$355
Property, plant and equipment, at fair value	11,542	2,093	1,709	1,151	—	16,495	(517)	20,119	36,097
Total assets	12,414	2,329	1,867	1,207	9	17,826	(173)	21,820	39,473
Total borrowings	2,690	1,043	1,302	488	—	5,523	(164)	7,463	12,822
Other liabilities	2,844	396	200	108	7,577	11,125	(10)	3,811	14,926
For the year ended December 31, 2020
Additions to property, plant and equipment(1)	349	37	70	17	—	473	(9)	401	865
As at December 31, 2019
Cash and cash equivalents	$21	$3	$—	$1	$—	$25	$(1)	$280	$304
Property, plant and equipment, at fair value	10,490	649	—	596	—	11,735	(517)	21,429	32,647
Total assets	11,197	672	—	633	—	12,502	(204)	23,459	35,757
Total borrowings	2,447	238	—	174	—	2,859	(168)	9,267	11,958
Other liabilities	2,016	105	—	40	—	2,161	(39)	3,803	5,925
For the year ended December 31, 2019
Additions to property, plant and equipment	117	7	—	18	—	142	(12)	301	431
(1)The company exercised the option to buyout the lease on its 192 MW hydroelectric facility in Louisiana and recognized a $247 million adjustment ($185 million net to the company) to its corresponding right-of-use asset.
Geographical Information
The following table presents consolidated revenue split by technology for the year ended December 31:

(MILLIONS)	2020	2019	2018
Hydroelectric	$1,778	$2,076	$1,989
Wind	581	571	689
Solar	698	545	273
Energy transition	30	34	28
	$3,087	$3,226	$2,979
The following table presents consolidated property, plant and equipment and equity-accounted investments split by geographical region:

(MILLIONS)	December 31, 2020	December 31, 2019
North America	$21,242	$19,643
Colombia	8,150	7,353
Brazil	2,711	2,897
Europe	4,366	3,114
	$36,469	$33,007